Transactions in soles - Additional information (Details) - Sociedad Minera Cerro Verde S.A.A.	Dec. 31, 2022 $ / shares	Dec. 31, 2022 PEN (S/)	Dec. 31, 2021 $ / shares	Dec. 31, 2021 PEN (S/)
Purchased call options
Transactions in Soles
Closing foreign exchange rate	0.2626	3.808	0.2516	3.975
Written put options
Transactions in Soles
Closing foreign exchange rate	0.2618	3.820	0.2501	3.998